Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Derivative liabilities

Changes in Level 3 liabilities measured at fair value for the years ended December 31, 2018 and 2017:

Derivative liabilities balance - December 31, 2016	$23,231,938
Conversion of warrant liabilities	(51,325,017)
Fair value adjustments for warrant liabilities	39,222,099
Cashless warrant exercise	(12,277,968)
Loss on issuance of Series C Convertible Preferred stock	2,809,497
Net proceeds from issuance of Series C Convertible Preferred Stock and warrants for cash in an offering	925,115
Loss on issuance of Series C-1 Convertible Preferred stock	478,035
Net cash proceeds from issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering	825,005
Net digital currency proceeds from issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering	250,000
Reclassification between convertible notes and derivative liabilities	(4,138,704)
Derivative liabilities balance - December 31, 2017	$-

Schedule of Derivative Liabilities for Shortfall of Shares

Derivative liabilities for shortfall of shares balance - December 31, 2016	$14,915,419
Conversion of shortfall shares liabilities	(14,915,419)
Derivative liabilities for shortfall of shares balance - December 31, 2017	$-

Schedule of Changes in Fair Value of Convertible Notes

Convertible notes at fair value - December 31, 2016	$3,283,034
Conversion of convertible notes	(20,132,105)
Change in fair value of convertible notes (including OID discount)	16,849,071
Convertible notes at fair value - December 31, 2017	$-

Summary of Quantitative Information to Valuation Methodology

Warrant Liabilities

Date of valuation	March 2, 2017	May 24, 2017	December 7, 2017	December 31, 2016
Strike Price	0.025 - 18.000	0.085	0.025 - 0.085	0.03 - 60.0
Volatility	186.7% - 208.3%	210.10% - 254.70%	255.89% - 465.94%	118% - 230%
Risk-free interest rate	1.25% - 1.83%	1.24% - 1.79%	1.67% - 2.14%	0.35% - 2.23%
Contractual life (in years)	1.79 to 3.79	1.52 to 5.00	0.98 to 4.88	0.10 to 3.96
Dividend yield (per share)	0	0	0	0

Senior Convertible Notes at Fair Value

Date of valuation	March 2, 2017	December 31, 2016
Strike Price	0.32	0.0252
Volatility	267.8%	300.42% - 328.04%
Risk-free interest rate	0.68%	0.51% - 0.63%
Dividend yield (per share)	0	0%